Organization and Nature of Operations (Details)	12 Months Ended					0 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Nov. 18, 2012 USD ($)	Nov. 18, 2012 CNY	Apr. 20, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)	Apr. 20, 2014 Laifeng Fengming Manor Hotel Management [Member] CNY	May 31, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)	May 31, 2014 Laifeng Fengming Manor Hotel Management [Member] CNY	Dec. 31, 2014 Laifeng Fengming Manor Hotel Management [Member] USD ($)	Dec. 31, 2014 Laifeng Fengming Manor Hotel Management [Member] CNY
Organization and Nature of Operations (Textual)
Percentage of expected gain (loss)	100.00%	100.00%
Investment in hotel				$ 4,760,000	30,000,000
Additional capital	2,761,893	17,000,000	2,142,989							2,950,000
Transfer of rights and obligation						2,700,000	17,000,000
Amount collected for rights and obligation transferred								1,954,493	12,000,000
Amount to be collected for rights and obligation transferred										848,924	5,000,000
Remaining balance outstanding										$ 848,924	5,000,000